Summary of significant accounting policies (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS 16 - Leases
Impairment carrying value of goodwill	¥ 169,734,000	¥ 26,933,000
Loss for the year	(669,516,000)	¥ (246,905,000)	¥ 138,328,000
Net current liabilities	427,952,000
Net liabilities	186,422,000
CGU
IFRS 16 - Leases
Impairment carrying value of goodwill	¥ 122,099,000